Significant Accounting Policies	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies
Significant Accounting Policies

2. Significant Accounting Policies

These interim condensed consolidated financial statements for the three and six month periods ended June 30, 2024 have been prepared in accordance with IAS 34 Interim Financial Statements. They should be read in conjunction with the Company’s annual financial statements for the year ended December 31, 2023. These interim condensed consolidated financial statements do not include all information required for a complete set of financial statements prepared in accordance with IFRS Standards. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Company’s financial position and performance since the last annual financial statements. In the opinion of management, all events and transactions that are significant to an understanding of the changes in financial position and performance of the Company since the end of the last annual reporting period are disclosed in these interim condensed consolidated financial statements. The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those applied in the preparation of the Company’s annual financial statements for the year ended December 31, 2023.

During the six month period ended June 30, 2024, the Company invested in financial assets in the form of deposits with an original maturity of longer than three months but shorter than twelve months as described in Note 6. Financial assets are measured at amortised cost as they give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The Company’s financial results have varied substantially, and are expected to continue to vary, from period to period. The Company believes that its ordinary activities are not linked to any particular seasonal factors.

The management of ProQR has, upon preparing and finalizing these interim condensed consolidated financial statements, assessed the Company’s ability to fund its operations for a period of at least one year after the date of signing these interim condensed consolidated financial statements. Management expects the Company to continue as a going concern based on its existing funding, taking into account the Company’s current cash position and the projected cash flows based on the activities under execution on the basis of ProQR’s business plan and budget. Based on our current operating plan, we believe that the existing cash and cash equivalents will be sufficient to fund our anticipated level of operations at least into mid-2026. Thus, we continue to adopt the going concern basis of accounting in preparing the interim condensed consolidated financial statements.

The carrying amount of all financial assets and financial liabilities is a reasonable approximation of the fair value and therefore, information about the fair values of each class has not been disclosed.

The Company operates in one reportable segment, which comprises the discovery and development of innovative, RNA based therapeutics.